Expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and Amortization Expense
Costs of sales and services	R$ (464,411)	R$ (187,284)	R$ (33,421)
Selling expenses	(89)	(25)	(28)
Administrative expenses	(23,439)	(17,319)	(4,421)
Depreciation expense	(487,939)	(204,628)	(37,870)
Cost of sales and services	(295,218)	(174,943)	(97,765)
Administrative expenses	(21,484)	(4,709)	(1,892)
Amortisation expense	(316,702)	(179,652)	(99,657)
PIS and COFINS credits	36,048	7,945	9,179
Depreciation and amortization expense, net	R$ (768,593)	R$ (376,335)	R$ (128,348)